Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,654,667,472.00
Previously Paid Amount	0.00
Total Fee Amount	228,509.58
Total Offset Amount	0.00
Net Fee	$ 228,509.58
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A